Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-Based Compensation
Summary of option activity

		Weighted		Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	Options	Price	Term	Options
		RMB		RMB
Outstanding, as of January 1, 2019	9,424,471	3.92
Exercised	(9,200)	3.34
Forfeited	(269,288)	3.99
Outstanding, as of December 31, 2019	9,145,983	3.97	4.61	—
Exercisable as of December 31, 2019	9,145,983	3.97	4.61	—

Summary of restricted share activity

		Weighted
		Average
	Number of	Grant-date
	Shares	Fair Value
		RMB
Unvested, as of January 1, 2019	1,241,352	10.88
Granted	900,000	5.02
Forfeited	(710,356)	11.03
Vested	(248,626)	11.03
Unvested, as of December 31, 2019	1,182,370	6.49